Condensed Consolidated Statements of Cash Flow - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Feb. 13, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss				$ (7,289,577)	$ (11,829,116)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense				460,722	476,275
Stock-based compensation				96,896	381,070
Amortization of right-to-use operating lease asset				656,476	596,534
Amortization of debt discount				35,655
Gain on revaluation of derivative liability				(290,264)	(36,992)
Change in assets and liabilities:
Prepaid expenses and other current assets				(112,321)	49,587
Accounts payable				1,280,560	(68,734)
Accrued liabilities				44,239	(692,685)
Operating lease liability				(672,373)	(585,250)
Net cash used in operating activities				(5,789,987)	(11,709,311)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment					(694,232)
Net cash used in investing activities					(694,232)
Cash flows from financing activities:
Proceeds from issuance of convertible notes, net				605,230
Issuance costs for convertible notes				(41,193)
Common stock subscription deposit				1,875
Cash proceeds from exercise of stock options				5,766	5,625
Net cash provided by financing activities				571,678	5,625
Net increase (decrease) in cash and cash equivalents				(5,218,309)	(12,397,918)
Cash and cash equivalents at beginning of period	$ 1,601,255		$ 6,819,564	6,819,564	19,217,482
Cash and cash equivalents at end of period				1,601,255	6,819,564
Supplemental disclosure of cash as reported within the audited condensed balance sheets:
Cash				1,518,676	6,651,454
Cash equivalents				2,823	88,354
Restricted cash				79,756	79,756
Cash, cash equivalents, and restricted cash				1,601,255	6,819,564
Successor
Cash flows from operating activities:
Net loss		$ (1,727,483)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain from settlement of liabilities with vendor		(141,888)
Depreciation expense		76,287
Stock-based compensation		96,289
Amortization of right-to-use operating lease asset		58,659
Amortization of debt discount
Gain on revaluation of derivative liability		(1,800,000)
Change in assets and liabilities:
Prepaid expenses and other current assets		(670,064)
Accounts payable		(414,916)
Accrued liabilities		141,982
Operating lease liability		(61,524)
Net cash used in operating activities		(4,442,658)
Cash flows from financing activities:
Proceeds from the exercise of stock options
Proceeds from issuance of Series A Preferred Stock		6,755,698
Advances from shareholder		13,731
Payment of sponsor loans		(19,715)
Net proceeds from short term borrowings		408,052
Net cash provided by financing activities		7,157,766
Net increase (decrease) in cash and cash equivalents		2,715,108
Cash and cash equivalents at beginning of period		1,877,995
Cash and cash equivalents at end of period	1,877,995	4,593,103
Supplemental cash flow information:
Issuance of common shares to Keystone Capital LLC for equity line of credit		633,345
Issuance of Series B shares under subscription agreements		500,000
Predecessor
Cash flows from operating activities:
Net loss	(572,211)		(2,438,330)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain from settlement of liabilities with vendor
Depreciation expense	37,356		115,388
Stock-based compensation	4,431		28,144
Amortization of right-to-use operating lease asset	115,859		158,196
Amortization of debt discount	(1,875)
Gain on revaluation of derivative liability	(320,117)		36,657
Change in assets and liabilities:
Prepaid expenses and other current assets	142,687		90,100
Accounts payable	128,429		477,677
Accrued liabilities	(50,370)		255,350
Operating lease liability	(121,589)		(159,860)
Net cash used in operating activities	(637,400)		(1,436,678)
Cash flows from financing activities:
Proceeds from the exercise of stock options			5,167
Proceeds from issuance of Series A Preferred Stock
Advances from shareholder
Payment of sponsor loans
Net proceeds from short term borrowings
Net cash provided by financing activities			5,167
Net increase (decrease) in cash and cash equivalents	(637,400)		(1,431,511)
Cash and cash equivalents at beginning of period	1,601,255	$ 963,855	6,819,564	6,819,564
Cash and cash equivalents at end of period	963,855		5,388,053	1,601,255	6,819,564
Supplemental cash flow information:
Issuance of common shares to Keystone Capital LLC for equity line of credit
Issuance of Series B shares under subscription agreements
Phoenix Biotech Acquisition Corp
Cash flows from operating activities:
Net loss				(2,536,233)	(667,736)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest income earned on marketable securities held in Trust Account				(491,571)	(2,836,864)
Change in assets and liabilities:
Prepaid expenses and other current assets				197,762	254,831
Income tax payable				(575,526)	599,159
Accounts payable and accrued expenses				1,881,964	1,638,687
Franchise tax payable					(80,324)
Net cash used in operating activities				(1,523,604)	(1,092,247)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash withdrawn from Trust Account for taxes				752,300	144,544
Investment of restricted cash into marketable securities in the Trust Account				(14,335,919)	(325,000)
Cash withdrawn from Trust Account in connection with Class A common stock redemption				5,638,879	181,019,852
Net cash used in investing activities				(7,944,740)	180,839,396
Cash flows from financing activities:
Proceeds from promissory note - related party				905,000	650,000
Redemption of Class A common stock				(33,481,627)	(139,353,878)
Net cash provided by financing activities				(32,576,627)	(138,703,878)
Net increase (decrease) in cash and cash equivalents				(42,044,971)	41,043,271
Cash and cash equivalents at beginning of period	$ 96,873		$ 42,141,844	42,141,844	1,098,573
Cash and cash equivalents at end of period				96,873	42,141,844
Supplemental cash flow information:
Cash paid for income taxes				670,345
Accretion of Class A common stock subject to possible redemption				606,346	2,662,553
Shareholder redemption liability					27,842,747
Conversion of Class B common to Class A common				(459)
Excise tax liability accrued for Class A common stock redemptions				$ 56,389